Document And Entity Information	12 Months Ended
	Dec. 31, 2011	Feb. 15, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ExamWorks Group, Inc.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		34,095,644
Amendment Flag	false
Entity Central Index Key	0001498021
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY